Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease cost
Six Months Ended
June 30, 2021
Operating lease cost – amortization of ROU	$29,970
Operating lease cost – interest expense on lease liability	$3,903
Weighted Average Remaining Lease Term - Operating leases	2.50 years
Weighted Average Discount Rate - Operating leases	5%

Six Months Ended
June 30, 2020
Operating lease cost– amortization of ROU	$31,848
Operating lease cost – interest expense on lease liability	$654
Weighted Average Remaining Lease Term - Operating leases	0.42 years
Weighted Average Discount Rate - Operating leases	3%

Year Ended
December 31, 2020
Operating lease cost – amortization of ROU	$54,694
Operating lease cost – interest expense on lease liability	$825
Weighted Average Remaining Lease Term - Operating leases	-
Weighted Average Discount Rate - Operating leases	3%

Schedule of lease cost ,lease term
Three Months Ended
June 30, 2021
Operating lease cost – amortization of ROU	$14,981
Operating lease cost – interest expense on lease liability	$1,989

Three Months Ended
June 30, 2020
Operating lease cost– amortization of ROU	$15,861
Operating lease cost – interest expense on lease liability	$267

Schedule of maturities of the office lease liabilities
Operating Leases
For the years ended June 30, 2022,	$67,869
For the years ended June 30, 2023	67,869
For the years ended June 30, 2024	33,934
Total undiscounted cash flows	169,672
Less: imputed interest	(8,161)
Present value of lease liabilities	$161,511